OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2013
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
  NOTE 9:     -      OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2012	2013

Payroll and related expenses	$13,570	$14,485
Income taxes including the provision for uncertain tax positions	740	650
Professional services	1,497	1,748
Warranties	5,389	4,985
VAT, sales and consumption taxes	1,462	1,137
Commissions (external)	473	617
Royalties	1,363	1,413
Fair value of financial derivatives	461	808
Accrued expenses	11,416	13,570
	$36,371	$39,413